POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details) - Pension defined benefit plans	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.20%
Rate of compensation increase	1.00%	0.50%
Top of range
Disclosure of defined benefit plans [line items]
Discount rate	9.30%	7.90%
Rate of compensation increase	5.00%	5.00%